UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.
Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221
           ------------------------------------

Form  13F  File  Number:  28-7320
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  James P. Julian
        -------------------------
Title:  Vice President
        -------------------------
Phone:  716-633-6555
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/  James P. Julian             Williamsville, New York              05/07/2001
--------------------             -----------------------              ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.
---------------  -----------------------------------------

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            42
                                              ------------

Form  13F  Information  Table  Value  Total:  $201,882,726
                                              ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
FANNIE MAE                     COMMON           313586109 13890786  174639 x                none        x      0    0
AFLAC INC                      COMMON           1055102   11898327  432038 x                none        x      0    0
GENERAL ELECTRIC CO.           COMMON           369604103 11624103  277690 x                none        x      0    0
AUTOMATIC DATA PROCESSING      COMMON           53015103  10810744  198800 x                none        x      0    0
MERCK & CO INC                 COMMON           589331107  9950111  131095 x                none        x      0    0
SYSCO CORP                     COMMON           871829107  9760134  368168 x                none        x      0    0
AMERICAN HOME PRODS CORP       COMMON           26609107   9622956  163795 x                none        x      0    0
INTEL CORP                     COMMON           458140100  8825791  335422 x                none        x      0    0
MBIA INC.                      COMMON           55262C100  8412262  104267 x                none        x      0    0
PEPSICO INC                    COMMON           713448108  8055068  183278 x                none        x      0    0
WAL MART STORES INC            COMMON           931142103  8021067  158833 x                none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  7489061  102170 x                none        x      0    0
MEDTRONIC                      COMMON           585055106  6977637  152550 x                none        x      0    0
PFIZER                         COMMON           717081103  6693278  163450 x                none        x      0    0
ROYAL DUTCH PETE CO.           COMMON           780257705  6378538  115053 x                none        x      0    0
PHILIP MORRIS COS INC          COMMON           718154107  5768971  121580 x                none        x      0    0
HEWLETT PACKARD CO.            COMMON           428236103  5743736  183682 x                none        x      0    0
ELI LILLY & CO.                COMMON           532457108  5312538   69300 x                none        x      0    0
SCHLUMBERGER                   COMMON           806857108  5249711   91125 x                none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  5144796  115225 x                none        x      0    0
CORNING INC.                   COMMON           219350105  4785907  231315 x                none        x      0    0
SARA LEE CORP                  COMMON           803111103  4701937  217884 x                none        x      0    0
DISNEY WALT COMPANY            COMMON           254687106  4406316  154067 x                none        x      0    0
MICROSOFT                      COMMON           594918104  3837969   70180 x                none        x      0    0
EMC                            COMMON           268648102  3276630  111450 x                none        x      0    0
CSCO                           COMMON           17275R102  3124550  197600 x                none        x      0    0
AGILENT                        COMMON           00846U101  2629689   85574 x                none        x      0    0
MCI WORLDCOM                   COMMON           55268B106  2300562  123107 x                none        x      0    0
EXXON CORP                     COMMON           302290101  1571724   19404 x                none        x      0    0
LUCENT                         COMMON           549463107  1236808  124053 x                none        x      0    0
MORGAN J P & CO INC            COMMON           616880100   723608   16116 x                none        x      0    0
BERKSHIRE HATHWAY, CL A        COMMON           84670108    589050       9 x                none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107    481310    5979 x                none        x      0    0
KEY CORP                       COMMON           493267108   411252   15940 x                none        x      0    0
M&T                            COMMON           55261F104   369771    5290 x                none        x      0    0
GENERAL MLS INC                COMMON           370334104   330317    7680 x                none        x      0    0
COCA COLA CO.                  COMMON           191216100   311604    6900 x                none        x      0    0
GILLETTE CO.                   COMMON           375766102   268062    8600 x                none        x      0    0
BRISTOL MYERS SQUIBB           COMMON           110122108   237600    4000 x                none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   233195    2666 x                none        x      0    0
BP AMOCO                       COMMON           55622104    215202    4337 x                none        x      0    0
SCHERING PLOUGH                COMMON           806605101   210048    5750 x                none        x      0    0